Columbia Global Value Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Value Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 2.6%
Northern Star Resources Ltd.	864,736	15,548,207
Paladin Energy Ltd.(a)	1,217,517	6,508,449
Total		22,056,656
Canada 0.6%
NexGen Energy Ltd.(a)	579,980	5,196,621
Finland 0.7%
UPM-Kymmene OYJ	219,534	5,993,399
France 1.7%
BNP Paribas SA	170,422	14,567,460
Greece 1.5%
National Bank of Greece SA	829,037	12,990,841
Hong Kong 1.5%
WH Group Ltd.	11,905,593	12,467,929
Italy 1.2%
BPER Banca SPA	866,847	10,446,157
Japan 7.2%
Daiwabo Holdings Co., Ltd.	630,900	12,291,685
Iyogin Holdings, Inc.	343,100	5,645,454
Macnica Holdings, Inc.	573,300	8,522,585
ORIX Corp.	522,601	14,285,144
Sankyo Co., Ltd.	537,700	9,305,147
Shimamura Co., Ltd.	163,500	11,718,011
Total		61,768,026
Kazakhstan 0.7%
Kaspi.KZ JSC, ADR(a)	78,607	6,077,107
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	48,225	—
Singapore 1.3%
Venture Corp., Ltd.	989,900	11,426,432
South Korea 1.2%
Youngone Corp.	179,126	10,657,549
Switzerland 1.9%
TE Connectivity PLC	73,340	16,585,841
United Arab Emirates 1.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Emaar Properties PJSC	2,741,786	9,933,864
United Kingdom 2.3%
BP PLC, ADR	260,038	9,387,372
TP Icap Group PLC	3,098,006	10,443,934
Total		19,831,306
United States 73.3%
Alphabet, Inc., Class C	140,197	44,879,864
Amazon.com, Inc.(a)	38,813	9,051,968
Ameren Corp.	121,363	12,906,955
AT&T, Inc.	590,748	15,371,263
Bank of America Corp.	451,769	24,237,407
Boston Scientific Corp.(a)	98,069	9,961,849
Cencora, Inc.	32,409	11,956,652
Charles Schwab Corp. (The)	167,962	15,575,116
Cintas Corp.	60,194	11,197,288
Citigroup, Inc.	222,370	23,037,532
Diversified Energy Co.	299,499	4,504,465
DTE Energy Co.	73,090	10,015,523
Eaton Corp. PLC	40,530	14,018,922
Eli Lilly & Co.	10,621	11,422,567
Entergy Corp.	108,669	10,597,401
Equinix, Inc.	15,127	11,395,320
Exact Sciences Corp.(a)	94,553	9,577,273
Exxon Mobil Corp.	145,125	16,822,890
General Dynamics Corp.	43,570	14,884,819
General Motors Co.	142,867	10,503,582
Goldman Sachs Group, Inc. (The)	25,830	21,336,613
Hartford Insurance Group, Inc. (The)	135,224	18,529,745
Hilton Worldwide Holdings, Inc.	30,742	8,762,392
Insmed, Inc.(a)	27,338	5,680,016
Intuitive Surgical, Inc.(a)	16,777	9,621,274
Jazz Pharmaceuticals PLC(a)	87,647	15,472,325
JPMorgan Chase & Co.	113,443	35,516,734
MasterCard, Inc., Class A	26,856	14,785,034
Meta Platforms, Inc., Class A	58,178	37,696,435
Microsoft Corp.	28,349	13,947,991
NIKE, Inc., Class B	172,570	11,153,199

Columbia Global Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Value Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
nVent Electric PLC	65,893	7,068,342
Oracle Corp.	21,751	4,392,614
Parker-Hannifin Corp.	17,605	15,170,229
Primo Brands Corp., Class A	704,791	11,058,171
Procter & Gamble Co. (The)	113,697	16,845,348
Republic Services, Inc.	46,143	10,015,800
Shell PLC	545,534	20,048,879
Stanley Black & Decker, Inc.	138,350	9,894,792
TJX Companies, Inc. (The)	85,094	12,927,480
Vertex Pharmaceuticals, Inc.(a)	15,283	6,626,862
Walmart, Inc.	186,840	20,647,688
Xcel Energy, Inc.	135,432	11,120,322
Total		630,236,941
Total Common Stocks (Cost $658,977,554)		850,236,129

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(f),(g)	6,700,061	6,698,051
Total Money Market Funds (Cost $6,697,626)		6,698,051
Total Investments in Securities (Cost $665,675,180)		856,934,180
Other Assets & Liabilities, Net		2,314,208
Net Assets		$859,248,388
At November 30, 2025, securities and/or cash totaling $400,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,412,289 USD	2,936,000 EUR	Barclays	01/05/2026	1,075	—
14,270,186 USD	145,854,000 NOK	Barclays	01/05/2026	143,542	—
6,033,000 NZD	3,424,451 USD	Citi	01/05/2026	—	(43,727)
7,567,724 USD	11,623,000 AUD	Citi	01/05/2026	49,285	—
18,494,899 USD	14,172,000 GBP	Citi	01/05/2026	264,662	—
2,490,264 USD	388,765,000 JPY	Citi	01/05/2026	8,181	—
10,917,565 USD	15,358,000 CAD	HSBC	01/05/2026	93,041	—
1,933,000 GBP	2,557,831 USD	JPMorgan	01/05/2026	—	(892)
1,362,000 CHF	1,700,755 USD	Morgan Stanley	01/05/2026	—	(2,860)
3,214,219,000 JPY	20,982,014 USD	Morgan Stanley	01/05/2026	325,450	—
7,387,652,000 KRW	5,039,652 USD	Morgan Stanley	01/05/2026	—	(3,536)
2,958,000 NZD	1,657,388 USD	Morgan Stanley	01/05/2026	—	(43,071)
1,681,023 USD	1,352,000 CHF	State Street	01/05/2026	10,084	—
26,209,000 SGD	20,137,920 USD	UBS	01/05/2026	—	(141,374)
30,238,529 USD	26,222,000 EUR	UBS	01/05/2026	246,906	—
3,377,511 USD	519,750,000 JPY	UBS	01/05/2026	—	(37,275)
4,479,000 NZD	2,554,712 USD	Wells Fargo	01/05/2026	—	(20,121)
1,660,794 USD	1,331,000 CHF	Wells Fargo	01/05/2026	4,045	—
Total				1,146,271	(292,856)
Columbia Global Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Value Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	5,855,748	103,997,751	(103,155,009)	(439)	6,698,051	(1,020)	202,623	6,700,061
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Global Value Fund  | 2025

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3QT145_02_T01_(01/26)